Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Sensitivity Analysis of the Evaluation of the Investment Property - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sensitivity Analysis of the Evaluation of the Investment Property [Line Items]
Investment property percentage	(3.00%)
Investment property amount	S/ (164)	S/ (130)
Lease Liabilities [Member]
Schedule of Sensitivity Analysis of the Evaluation of the Investment Property [Line Items]
Investment property percentage	3.00%
Investment property amount	S/ 164	S/ 130